NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 – NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (collectively with its U.S. subsidiary, the Company) is an Israeli Company incorporated in 1997.

The Company is a clinical stage specialty pharmaceutical company focused on developing and commercializing topical dermatological drug products. The Company’s lead products candidates are based upon its proprietary microencapsulation delivery system, consisting of microcapsules made of precipitated silica. The Company has two approved drugs: (i) Twyneo®, which was developed for the treatment of acne vulgaris and received marketing authourization by the U.S. Food and Durg Administration (the "FDA") on July 27, 2021 and (ii) Epsolay®, a treatment for subtype II rosacea that received marketing authourization by the FDA on April 25, 2022. In June 2021, the Company entered into two exclusive license agreements with Galderma for the commercialization of Twyneo® and Epsolay®, in the United States, see note 5. On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician. In addition to the novel products, the Company’s products included the approved generic products Acyclovir, Ivermectin and other generic product candidates. In November 2021, the company entered into an agreement with Padagis, to sell its rights in relation to ten generic collaborative agreements between the parties, including the agreements for the two aforementioned approved generic drug products. Under the new agreement, the company has retained collaboration rights to two generic programs related to four generic drug candidates, see note 4b.

Risk and Uncertainties

Since incorporation through June 30, 2022, the Company has an accumulated deficit of $183,873 and its activities have been funded mainly by its shareholders, collaboration revenues and license agreements, see also Notes 4 and 5. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations.

In addition, management is continuing to analyze cash resources and considering raising additional funding from different sources, such as corporate collaborations, public or private equity offerings and/or debt financings, and/or selling shares under the Company's Open Market Sale Agreement with Jefferies LLC. Management expects that the Company's cash and cash equivalents, deposits and marketable securities as of June 30, 2022 will allow the Company to fund its operating plan through at least the next 12 months from the condensed financial statement issuance date.

The Company is subject to risks and uncertainties as a result of the COVID-19 pandemic. To date, the impact of COVID-19 pandemic has been limited and resulted in delays with respect to pre-approval inspections.

The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company's business, results of operations and financial condition, including revenues from collaboration arrangements, expenses, reserves and allowances, manufacturing, supply, regulatory approvals, clinical trials, commercial launch of branded and generic product candidates, research and development costs and employee-related amounts, will depend on future developments that are highly uncertain and cannot be predicted. The Company continues to monitor and assess new information related to the COVID-19 pandemic, the actions taken to contain or treat COVID-19, as well as the economic impact on various markets.

Furthermore, the estimation process required to prepare the Company’s consolidated financial statements requires assumptions to be made about future events and conditions and the impact of COVID-19 on its financial results, and while management believes such assumptions are reasonable, they are inherently subjective and uncertain. The Company’s actual results could differ materially from those estimates.